LONG-TERM DEBT (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest expense	$ 2,432	$ 6,796
Amortization of deferred charges	276	882
Amortization of the beneficial conversion feature, restated (Note 16)	6	5,194
Loss on settlement of payables	2,252	0
Other expenses	574	(187)
Total	$ 5,540	$ 12,685